UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6506

Intermediate Muni Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                  INTERMEDIATE
                                MUNI FUND, INC.

                                                              Semi-Annual Report
                                                              June 30, 2004

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    6

Statement of Assets and Liabilities .......................................   17

Statement of Operations ...................................................   18

Statements of Changes in Net Assets .......................................   19

Notes to Financial Statements .............................................   20

Financial Highlights ......................................................   24

Financial Data ............................................................   26

Additional Shareholder Information ........................................   27

Dividend Reinvestment Plan ................................................   28

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

After a four-year period of monetary easing, which saw the Federal Reserve Bank ("Fed") steer the key federal funds target rate(i) down to a four-decade low of one percent, the central bank reversed course in late June to what many observers believe will be a protracted period of monetary tightening or steering short-term interest rates higher. Higher interest rates can act as a brake on robust economic growth to help maintain a balance between steady growth and the inflation that generally accompanies that growth.

The Fed's increase in the federal funds rate to 1.25% at the end of June was widely anticipated. Bond yields, particularly those on longer-maturity issues, began moving up earlier this year as bond prices declined. Yields continued their ascent as it became more evident that the improving economy and higher inflation would compel the Fed to act in June. In particular, evidence of renewed job growth - the one missing piece from the economic recovery - drove rates higher beginning in the spring.

Intermediate-term municipal bonds, particularly those with 7-to-10 year maturities, succumbed to more pricing pressure than 15-to-20 year issues, but all these maturity classes held up better than bonds with longer maturities in excess of 22 years.(ii) However, as the fund's portfolio manager, Peter Coffey, explained in past letters to fund shareholders, the fund remained defensively positioned to hold up better than the municipal bond market in the event of a rising rate environment. In terms of Net Asset Value ("NAV")(iii) performance, while the portfolio manager's investment approach reduced the fund's full participation in the bond market's upside moves when bond prices rose, it contributed to the fund's NAV returns by diminishing the downward pricing pressures on the fund when bond prices declined, particularly in April and much of May. The fund's performance also was influenced by isolated issue- and sector-specific factors. From a credit-quality perspective, the portfolio manager maintained a conservative posture targeting bonds in a diverse cross section of market segments.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   1

Fund Performance

The Intermediate Muni Fund, Inc. returned -6.57%, based on its American Stock Exchange ("AMEX") market price and 0.44% based on its NAV per share during the six-month period ended June 30, 2004. In comparison, the unmanaged, broad-based Lehman Brothers Municipal Bond Index,(iv) returned -0.68% and the fund's Lipper general muni debt (leveraged) closed-end funds category average(v) was -1.26% over the same time frame. Please note that Lipper performance returns are based on each fund's NAV. Also, the funds in this Lipper category generally are not restricted to intermediate-term municipal securities and may hold more market-sensitive, longer-term bonds.

During this six-month period, the fund distributed dividends to shareholders totaling $0.31 per share. The performance table shows the fund's 30-day SEC and annualized distribution yields as well as its six-month total return based on its NAV and market price as of June 30, 2004. Certain investors may be subject to the federal Alternative Minimum Tax ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult with your tax or legal advisor. Past performance is no guarantee of future results. The fund's yields will vary.

================================================================================
                                FUND PERFORMANCE
                              AS OF JUNE 30, 2004

--------------------------------------------------------------------------------
          Price             30-Day            Annualized             6-Month
        Per Share          SEC Yield      Distribution Yield      Total Return
--------------------------------------------------------------------------------
      $9.99 NAV              5.94%               6.13%                0.44%
--------------------------------------------------------------------------------
      $9.23 AMEX             6.43%               6.63%               -6.57%
--------------------------------------------------------------------------------

All figures represent past performance and are no guarantee of future results. The fund's yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The "SEC yield" is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. The annualized distribution yield assumes a current monthly income dividend rate of $0.051 for 12 months. These yields are as of June 30, 2004 and are subject to change.

================================================================================

Considering that short-term rates are still hovering near four-decade lows, the portfolio manager believes that prudence dictates maintaining a conservative posture in managing the fund's exposure to interest rate risk while focusing on pursuing competitive yields.



--------------------------------------------------------------------------------
2                                                        2004 Semi-Annual Report

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Looking for Additional Information?

The fund is traded under the symbol "SBI" and its closing market price is available in most newspapers under the AMEX listings. The daily NAV is available on-line under symbol XSBIX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price, and other information regarding the fund's portfolio holdings and allocations.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   3

Thank you for your investment in the Intermediate Muni Fund, Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.


Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 22, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. Please refer to pages 6 through 14 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

RISKS: Keep in mind the fund's investments are subject to interest rate and credit risks. Lower-rated, higher-yielding bonds, known as "junk bonds", are subject to greater credit risk, including the risk of default, than higher-rated obligations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

As interest rates rise, bond prices fall, reducing the value of the fund's share price.

Dividends and yields fluctuate and are subject to change. Yields and dividends represent past performance and there is no guarantee they will continue to be paid. Please be advised that not all dividends declared by our funds will qualify for lower tax rates under the recent tax law changes. Please consult your tax or legal advisor.

U.S. Treasuries are direct debt obligations issued and backed by the "full faith and credit" of the U.S. government. The principal and interest payments on U.S. Treasuries are guaranteed by the U.S. government when the securities are held to maturity.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii) Source: Based upon Lehman Brothers index performance data for each respective maturity category of municipal bonds.
(iii) NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's shares.
(iv) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
(v) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 65 funds in the Lipper general muni debt (leveraged) closed-end funds category with reinvestment of dividends and capital gains.


--------------------------------------------------------------------------------
4                                                        2004 Semi-Annual Report

================================================================================

Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. ("Plan Agent") will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 28. To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at (800) 331-1710.

================================================================================


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Education -- 16.3%
$  3,000,000  AAA       Alabama State Public School & College Authority Revenue,
                           5.125% due 11/1/15                                                 $  3,165,510
   1,000,000  A2*       Arizona Educational Loan Marketing Corp., Educational Loan
                           Revenue, Sub-Series, 6.625% due 9/1/05 (b)                            1,005,970
   1,000,000  Aaa*      Athens, GA Housing Authority, Student Housing Lease Revenue,
                           (University of Georgia - East Campus Project),
                           AMBAC-Insured, 5.250% due 12/1/23                                     1,032,860
     800,000  AAA       Ball State, University of Indiana, University Revenue, Series K,
                           FGIC-Insured, 5.750% due 7/1/20                                         867,712
                        Colorado Educational and Cultural Facilities Authority Revenue,
                           Charter School:
   1,000,000  Baa3*           Community Education Center, (Bromley East Project A),
                                7.000% due 9/15/20                                               1,021,910
     500,000  Baa2*           University Lab School Project, 6.125% due 6/1/21                     500,380
     970,000  AAA       Conneaut, PA School District, AMBAC-Insured,
                           9.500% due 5/1/12+                                                    1,193,187
   2,895,000  AAA       Fulton County, GA Development Authority Revenue,
                           Georgia Tech Athletic Association, 5.500% due 10/1/17 (c)             3,165,190
                        Greenville County, SC School District, Installment Purchase
                           Revenue, (Building Equity Sooner for Tomorrow Project):
   2,000,000  AA-             5.875% due 12/1/19 (c)                                             2,164,880
   2,000,000  AA-             6.000% due 12/1/21 (c)                                             2,179,120
   1,855,000  Aaa*      Highland, OH Local School District, FSA-Insured,
                           5.750% due 12/1/19                                                    2,059,903
     500,000  BBB       Illinois Development Finance Authority Revenue, (Chicago
                           Charter School Foundation Project A), 5.250% due 12/1/12                507,440
   1,000,000  AAA       Jenison, MI Public Schools, FGIC-Insured, 5.500% due 5/1/20              1,072,730
     500,000  NR        Los Angeles, CA School District, MBIA-Insured,
                           9.058% due 7/1/18                                                       571,720
     500,000  A         Massachusetts State Development Finance Agency Revenue,
                           Curry College, Series A, ACA-Insured, 6.000% due 3/1/20                 516,685
   1,450,000  AAA       Morgan Hill, CA School District, FGIC-Insured,
                           5.750% due 8/1/17 (c)                                                 1,595,261
                        NebHELP Inc. Revenue, NE, MBIA-Insured:
   1,000,000  Aaa*         Jr. Sub-Series A-6, 6.450% due 6/1/18 (b)(c)                          1,035,270
   1,800,000  Aaa*         Sr. Sub-Series A-5A, 6.200% due 6/1/13 (b)(c)                         1,874,790
     500,000  A3*       New England Education Loan Marketing Corp., MA Student
                           Loan Revenue, Sub-Issue H, 6.900% due 11/1/09 (b)                       558,920
     630,000  A         New Mexico Educational Assistance Foundation, Student Loan
                           Revenue, First Sub-Series A-2, 5.950% due 11/1/07 (b)                   651,924
   1,000,000  AAA       Philadelphia, PA School District, Series A, FSA-Insured,
                           5.500% due 2/1/23                                                     1,053,030
   1,350,000  AAA       Pittsburgh, PA School District, FSA-Insured,
                           5.375% due 9/1/16 (c)                                                 1,488,861
   1,000,000  AAA       Southwest Higher Education Authority Inc., TX, (Southern
                           Methodist University Project), AMBAC-Insured,
                           5.500% due 10/1/19                                                    1,081,700
----------------------------------------------------------------------------------------------------------
                                                                                                30,364,953
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                                        2004 Semi-Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
General Obligation -- 9.3%
$    500,000  AAA       Anchorage, AK GO, Refunding, FGIC-Insured,
                           6.000% due 10/1/14                                                 $    576,920
   1,000,000  AA        Central Falls, RI GO, 5.875% due 5/15/15                                 1,104,570
   1,000,000  AA        Harvey, IL GO, Refunding, 6.700% due 2/1/09 (c)                          1,034,190
   1,310,000  AAA       Kane County, IL GO, FGIC-Insured, 5.500% due 1/1/14                      1,470,501
   1,130,000  Aaa*      Lancaster, MA GO, AMBAC-Insured, 5.375% due 4/15/17                      1,212,953
   1,500,000  AAA       Massachusetts State GO, MBIA-Insured, FLAIRS,
                           9.285% due 5/1/09 (d)                                                 1,861,680
   1,000,000  Aaa*      Memphis, MI GO, FGIC-Insured, 5.150% due 5/1/19                          1,033,940
   2,400,000  Aa2*      Minnehaha County, SD GO, Limited Tax Certificates,
                           5.625% due 12/1/20 (c)                                                2,576,232
   2,000,000  AAA       Montgomery County, MD GO, Refunding,
                           5.250% due 10/1/14 (c)                                                2,185,120
   3,010,000  AA+       Ohio State GO, (Conservation Projects), Series A,
                           5.250% due 9/1/13 (c)                                                 3,260,613
   1,000,000  AAA       Saraland, AL GO, MBIA-Insured, 5.250% due 1/1/15                         1,071,410
----------------------------------------------------------------------------------------------------------
                                                                                                17,388,129
----------------------------------------------------------------------------------------------------------
Hospital -- 23.9%
     170,000  AAA       Anderson County, SC Hospital Facilities Revenue,
                           7.125% due 8/1/07+                                                      181,815
   1,500,000  BBB-      Arkansas State Development Finance Authority, Hospital
                           Revenue, Washington Regional Medical Center,
                           7.000% due 2/1/15                                                     1,635,075
     334,127  AAA       Birmingham, AL Medical Clinic Board Revenue,
                           Baptist Medical Centers, 8.300% due 7/1/08+                             370,427
     650,000  AAA       Calcasieu Parish, LA Memorial Hospital Service District
                           Hospital Revenue, (Lake Charles Memorial Hospital Project),
                           Series A, CONNIE LEE-Insured, 7.500% due 12/1/05                        696,189
   1,160,000  NR        California Statewide COP, Community Development Authority
                           Revenue Refunding, Hospital Triad Healthcare,
                           (Pre-Refunded-- Escrowed with state and local government
                           securities to 8/1/04 Call @ 100), 6.250% due 8/1/06                   1,206,957
     650,000  A-        Chatham County, GA Hospital Authority Revenue, Memorial
                           Health Medical Center, Series A, 6.000% due 1/1/17                      685,796
   2,000,000  AA        Connecticut State Health & Educational Facilities Authority
                           Revenue, Bristol Hospital, Series B, 5.500% due 7/1/21                2,119,300
   1,770,000  BBB       Cuyahoga County, OH Hospital Facility Revenue, (Canton Inc.
                           Project), 6.750% due 1/1/10                                           1,927,619
     710,000  BBB       Denver, CO Health & Hospital Authority Healthcare Revenue,
                           Series A, 6.250% due 12/1/16                                            722,553
   1,000,000  AAA       Harris County, TX Hospital District Revenue Refunding,
                           MBIA-Insured, 6.000% due 2/15/15 (c)                                  1,112,540
   2,000,000  BBB+      Hawaii State Department of Budget & Finance, Special Purpose
                           Revenue, Kapiolani Health Care System, 6.400% due 7/1/13              2,025,520
   1,220,000  BBB+      Henderson, NV Health Care Facility Revenue, Catholic
                           Healthcare West, Series A, 6.200% due 7/1/09                          1,341,390

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Hospital -- 23.9% (continued)
                        Illinois Health Facilities Authority Revenue:
$    625,000  AAA          Methodist Medical Center Project, 9.000% due 10/1/10+              $    735,544
     750,000  AAA          Ravenswood Hospital Medical Center Project,
                              7.250% due 8/1/06+                                                   792,368
   1,300,000  BBB       Illinois Health Facilities Authority Revenue Refunding,
                           Friendship Village of Schaumburg, 6.650% due 12/1/06                  1,305,655
   1,000,000  A1*       Iowa Finance Authority Health Care Facilities Revenue,
                           Genesis Medical Center, 6.250% due 7/1/20                             1,038,840
   1,200,000  BBB       Klamath Falls, OR Intercommunity Hospital Authority Revenue,
                           (Merle West Medical Center Project), 8.000% due 9/1/08+               1,341,504
                        Lake County, OH Hospital Improvement Revenue:
     290,000  AAA          Lake County Memorial Hospital Project, 8.625% due 11/1/09+              334,599
     155,000  NR           Ridgecliff Hospital Project, 8.000% due 10/01/09+                       176,261
   1,625,000  NR        Lee Memorial Health System Board of Directors, FL Hospital
                           Revenue, FSA-Insured, FLAIRS, 10.238% due 4/1/10 (d)                  1,968,135
     405,000  NR        Lees Summit, MO IDA, Health Facilities Revenue, (John Knox
                           Village Project), 5.750% due 8/15/11                                    433,200
     270,000  AAA       Lima, OH Hospital Revenue, St. Rita Hospital of Lima,
                           7.500% due 11/1/06+                                                     288,244
      15,000  NR        Loma Linda, CA Community Hospital Corporation Revenue,
                           8.000% due 12/1/08                                                       17,860
   1,150,000  NR        Los Angeles, CA COP, Hollywood Presbyterian Medical Center,
                           9.625% due 7/1/13+                                                    1,474,530
     150,000  AAA       Louisiana Public Facilities Authority Hospital Revenue
                           Refunding, (Southern Baptist Hospital Inc. Project),
                           8.000% due 5/15/12+                                                     177,461
     330,000  AAA       Madison County, IN Industrial Hospital Authority Facilities
                           Revenue, (Community Hospital of Anderson Project),
                           9.250% due 1/1/10+                                                      389,149
                        Maricopa County, AZ Hospital Revenue:
     180,000  AAA          Samaritan Health Service, 7.625% due 1/1/08                             194,882
     784,000  AAA          St. Luke's Hospital Medical Center Project,
                              8.750% due 2/1/10+                                                   916,653
   1,000,000  AAA       Maryland State Health & Higher Education Facilities Authority
                           Revenue Refunding, (Mercy Medical Center Project),
                           FSA-Insured, 6.500% due 7/1/13                                        1,164,730
     370,000  AAA       Massachusetts State Development Finance Agency Revenue,
                           Series A, GNMA-Collateralized, 6.700% due 10/20/21                      416,731
                        Massachusetts State Health & Educational Facilities Authority
                           Revenue:
                              Caritas Christi Obligation, Series B:
   2,000,000  BBB               6.500% due 7/1/12                                                2,194,140
     835,000  BBB               6.750% due 7/1/16                                                  906,008
   1,000,000  BBB-            Milford-Whitinsville Regional Hospital, Series D,
                                6.500% due 7/15/23                                               1,023,940
   1,000,000  BBB             Winchester Hospital, Series E, 6.750% due 7/1/30                   1,046,920
   1,190,000  AAA       Massachusetts State Industrial Finance Agency, Assisted Living
                           Facility Revenue, (Arbors at Amherst Project),
                           GNMA-Collateralized, 5.750% due 6/20/17 (b)                           1,291,019

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                                        2004 Semi-Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Hospital -- 23.9% (continued)
$  1,000,000  A         Michigan State Hospital Finance Authority Revenue, Oakwood
                           Obligated Group, 5.500% due 11/1/18+                               $  1,031,170
     915,000  A-        New Hampshire Health & Educational Facilities Authority
                           Revenue, Covenant Healthcare System, 6.500% due 7/1/17                  993,617
   1,135,000  NR        New York City, NY IDA, Civic Facilities Revenue Refunding,
                           (New York Community Hospital Brooklyn),
                           6.875% due 11/1/10 (c)                                                1,143,115
   2,000,000  B-        Oklahoma Developmental Finance Authority Revenue
                           Refunding, Hillcrest Healthcare System, Series A,
                           5.625% due 8/15/19 (c)                                                2,020,000
                        Orange County, FL Health Facilities Authority Revenue:
                           Adventist Health Care:
   1,500,000  A               6.250% due 11/15/24                                                1,600,320
     630,000  AAA             Southern Adventist Hospital Project, 8.750% due 10/1/09+             728,639
     785,000  NR           First Mortgage, Health Care Facilities, 8.750% due 7/1/11               783,367
                        Philadelphia, PA Hospitals Authority Revenue:
     125,000  AAA          Thomas Jefferson University Hospital, 7.000% due 7/1/08+                135,941
     535,000  Aaa*         United Hospital Inc. Project, (Call 7/1/05 @ 100),
                              10.875% due 7/1/08 (e)                                               573,028
   1,000,000  NR        Rainbow City, AL Special Health Care Facilities Financing
                           Authority, (Regency Pointe Inc.), Series B,
                           7.250% due 1/1/06 (c)                                                 1,003,460
     130,000  AAA       San Leandro, CA Hospital Revenue, Vesper Memorial Hospital,
                           AMBAC-Insured, 11.500% due 5/1/11+                                      170,459
     340,000  Aaa*      Tarrant County, TX Hospital Authority Revenue, Adventist
                           Health System-Sunbelt, 10.250% due 10/1/10                              416,915
     255,000  NR        Tom Green County, TX Hospital Authority, 7.875% due 2/1/06+                270,450
----------------------------------------------------------------------------------------------------------
                                                                                                44,524,035
----------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.8%
   1,000,000  A3*       Bexar County, TX Housing Finance Corp., Multi-Family Housing
                           Revenue Refunding,  Nob Hill Apartments, Series A,
                           6.000% due 6/1/21                                                     1,012,300
     285,000  AAA       Charlotte, NC Mortgage Revenue Refunding, Double Oaks
                           Apartments, Series A, FHA-Insured, 7.300% due 11/15/07                  304,374
     490,000  Baa1*     Dallas, TX Housing Corp., Capital Projects Refunding,
                           7.700% due 8/1/05                                                       492,215
                        El Paso County, TX Housing Finance Corp., Multi-Family
                           Housing Revenue:
     360,000  A3*             American Village Communities, Series A,
                                6.250% due 12/1/24                                                 363,247
     280,000  Baa3*           La Plaza Apartments, Sub-Series C, 8.000% due 7/1/30                 280,728
     585,000  AAA       Grand Prairie, TX Housing Finance Corp., Multi-Family
                           Housing Revenue, (Landings of Carrier Project A),
                           GNMA-Collateralized, 6.650% due 9/20/22 (c)                             645,764
   1,175,000  A3*       Lubbock, TX Housing Finance Corp., Multi-Family Housing
                           Revenue, (Las Colinas Quality Creek Apartments),
                           6.000% due 7/1/22                                                     1,183,871

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                   9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Housing: Multi-Family -- 3.8% (continued)
$    500,000  Aaa*      Maricopa County, AZ IDA, Multi-Family Housing Revenue,
                           (Bay Club at Mesa Cove Project), Series A, MBIA-Insured,
                           5.700% due 9/1/20                                                  $    499,955
     530,000  A2*       McMinnville, TN Housing Authority Revenue Refunding,
                           First Mortgage, Beersheba Heights, 6.000% due 10/1/09                   561,853
                        Mount Vernon, IL Elderly Housing Corp., First Lien Revenue:
     215,000  Ba3*         7.875% due 4/1/05                                                       215,185
     235,000  Ba3*         7.875% due 4/1/06                                                       235,153
     250,000  Ba3*         7.875% due 4/1/07                                                       250,180
     270,000  Ba3*         7.875% due 4/1/08                                                       270,162
                        Tarrant County, TX Housing Finance Corp. Revenue,
                           Multi-Family Housing, Westridge:
     100,000  Ba3*            Sr. Series A, 6.000% due 6/1/21                                       82,408
     470,000  Caa1*           Sub-Series C, 8.500% due 6/1/31                                      347,166
     430,000  BBB       Tulsa, OK Housing Assistance Corp., Multi-Family Revenue,
                           7.250% due 10/1/07 (b)                                                  430,103
----------------------------------------------------------------------------------------------------------
                                                                                                 7,174,664
----------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 0.9%
     135,000  AAA       Cabell, Putnam & Wayne Counties, WV Single-Family
                           Residence Mortgage Revenue, FGIC-Insured,
                           7.375% due 4/1/10                                                       152,727
       5,000  AA        Juneau, AK City & Borough Home Mortgage Revenue
                           Refunding, Mortgage-Backed Securities Program,
                           FNMA-Collateralized, 8.000% due 2/1/09                                    5,023
     395,000  AA        Massachusetts State Housing Finance Agency, Single-Family
                           Housing Revenue, Series 38, 7.200% due 12/1/26 (b)                      404,551
      95,000  AAA       Missouri State Housing Development Community Mortgage
                           Revenue, Series C, GNMA/FNMA-Collateralized,
                           7.450% due 9/1/27 (b)                                                    97,606
     145,000  AAA       Pima County, AZ IDA, Single-Family Mortgage Revenue,
                           Series A, GNMA/FNMA/FHLMC-Collateralized,
                           7.100% due 11/1/29 (b)                                                  153,204
     295,000  NR        San Leandro, CA Redevelopment Agency, Residential
                           Mortgage Revenue, (Call 10/1/04 @ 100),
                           11.250% due 4/1/13 (e)                                                  301,626
      85,000  AAA       St. Louis County, MO Single-Family Mortgage Revenue,
                           MBIA-Insured, 6.750% due 4/1/10                                          88,459
     375,000  AAA       Texas State Department of Housing and Community Affairs,
                           Home Mortgage Revenue, RIBS, Series C-2, GMNA/FNMA/
                           FHLMC-Collateralized, 11.822% due 7/2/24 (b)(d)                         391,170
----------------------------------------------------------------------------------------------------------
                                                                                                 1,594,366
----------------------------------------------------------------------------------------------------------
Industrial Development -- 5.5%
   1,000,000  NR        Alaska Industrial Development & Export Authority Revenue,
                           Williams Lynxs Alaska Cargoport, 8.000% due 5/1/23 (b)                1,027,850
     535,000  NR        Bourbonnais, IL IDR Refunding, (Kmart Corp. Project),
                           6.600% due 10/1/06 (f)                                                  107,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Industrial Development -- 5.5% (continued)
$  2,000,000  BBB       LaCrosse, WI Resource Recovery Revenue Refunding,
                           (Northern States Power Co. Project),
                           6.000% due 11/1/21 (b)                                             $  1,999,800
   1,365,000  AA        Northampton County, PA IDA Revenue, (Moravian Hall Square
                           Project), 5.500% due 7/1/19 (c)                                       1,429,687
      55,000  AAA       Oklahoma State Industrial Authority Revenue, Oklahoma Health
                           Care Corp., Series A, FGIC-Insured, (Call 5/1/07 @ 100),
                           9.125% due 11/1/08 (e)                                                   62,291
   1,000,000  AAA       Pennsylvania State IDR, Economic Development Revenue,
                           AMBAC-Insured, 5.500% due 7/1/21                                      1,072,470
   1,000,000  B2*       Rockbridge County, VA IDA Revenue, Virginia Horse Center,
                           Series C, 6.850% due 7/15/21                                            920,970
     795,000  A         South Dakota Economic Development Finance Authority,
                           Economic Development Revenue, APA Optics, Series A,
                           6.750% due 4/1/16 (b)                                                   843,741
   1,280,000  NR        Suffolk County, NY IDA, Civic Facility Revenue, (Eastern Long
                           Island Hospital Association Project A), 7.750% due 1/1/22             1,290,240
   1,500,000  NR        Wasco County, OR Solid Waste Disposal Revenue, (Waste
                           Connections Inc. Project), 7.000% due 3/1/12 (b)                      1,566,510
----------------------------------------------------------------------------------------------------------
                                                                                                10,320,559
----------------------------------------------------------------------------------------------------------
Miscellaneous -- 8.1%
   1,500,000  NR        Barona Band of Mission Indians, CA, 8.250% due 1/1/20                    1,596,795
   1,860,000  Aaa*      Broomfield, CO COP, Open Space Park & Recreational
                           Facilities, AMBAC-Insured, 5.500% due 12/1/20                         1,978,333
   3,000,000  AA-       California State Economic Recovery, Series A,
                           5.000% due 7/1/17                                                     3,103,590
   1,260,000  BBB       District of Columbia, Tobacco Settlement Financing Corp.,
                           6.250% due 5/15/24                                                    1,143,034
     745,000  A         Illinois Development Finance Authority Revenue,
                           East St. Louis, 6.875% due 11/15/05                                     770,844
   1,690,000  AAA       Monroe, LA Sales & Use Tax Revenue, FGIC-Insured,
                           5.625% due 7/1/25 (c)                                                 1,789,947
   1,000,000  NR        Oglala Sioux Tribe, SD Essential Government Revenue,
                           5.500% due 7/1/13                                                       995,790
   1,500,000  BBB+      Puerto Rico Housing Bank & Finance Agency,
                           7.500% due 12/1/06 (c)                                                1,614,030
   2,000,000  AA-       Tobacco Settlement Financing Corp., NY, Series C-1,
                           5.500% due 6/1/14                                                     2,104,980
----------------------------------------------------------------------------------------------------------
                                                                                                15,097,343
----------------------------------------------------------------------------------------------------------
Pollution Control -- 3.4%
   2,000,000  Aa3*      Brazos River, TX Harbor Navigation District, Brazoria
                           County, PCR, (BASF Corp. Project), 6.750% due 2/1/10                  2,309,860
   1,000,000  AAA       Monroe County, MI PCR, (Detroit Edison Co. Project),
                           Series A, AMBAC-Insured, 6.350% due 12/1/04 (b)(c)                    1,018,520

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Pollution Control -- 3.4% (continued)
$  2,000,000  BB+       Ohio State Air Quality Development Authority Revenue,
                           Pollution Control, (Cleveland Electric Illuminating Co.
                           Project), 6.000% due 12/1/13 (c)                                   $  2,054,040
   1,000,000  BB+       Warren, AR Solid Waste Disposal Revenue, (Potlatch Corp.
                           Project), 7.000% due 4/1/12                                           1,023,180
----------------------------------------------------------------------------------------------------------
                                                                                                 6,405,600
----------------------------------------------------------------------------------------------------------
Public Facilities -- 1.5%
                        De Kalb County, IN Industrial Redevelopment Authority
                           Revenue, (Mini-Mill Local Public Improvement Project),
                           Series A:
   1,000,000  A-              6.250% due 1/15/08                                                 1,034,500
   1,350,000  A-              6.250% due 1/15/09                                                 1,400,625
     400,000  Aaa*      Sevier County, TN Public Building Authority, Local
                           Government Public Improvement, 1.080% due 6/1/20                        400,000
----------------------------------------------------------------------------------------------------------
                                                                                                 2,835,125
----------------------------------------------------------------------------------------------------------
Transportation -- 11.9%
   2,120,000  AAA       Atlanta, GA Metropolitan Rapid Transit Authority, Sales Tax
                           Revenue, Series E, 7.000% due 7/1/11+                                 2,500,349
   1,500,000  AAA       Chicago, IL O'Hare International Airport Revenue, Lien A-2,
                           5.750% due 1/1/19 (c)                                                 1,593,465
   1,855,000  A         Connecticut State Special Obligation, Parking Revenue,
                           Bradley International Airport, Series A, ACA-Insured,
                           6.375% due 7/1/12 (b)                                                 1,973,609
   1,500,000  AAA       Connecticut State Special Tax Obligation Revenue,
                           FSA-Insured, FLAIRS, 9.576% due 10/1/09 (d)                           1,774,500
   5,000,000  B-        Connector 2000 Association, SC Toll Road Revenue,
                           Capital Appreciation, Series B, zero coupon due 1/1/15                1,450,050
   2,000,000  AAA       Dallas, TX Area Rapid Transit Sales Tax Revenue, Sr. Lien,
                           AMBAC-Insured, 5.375% due 12/1/16 (c)                                 2,150,740
   1,500,000  CCC       Dallas/Fort Worth, TX International Airport Facility,
                           Improvement Corp. Revenue Refunding, American
                           Airlines Inc., Series C, 6.150% due 5/1/29, mandatory
                           tender 11/1/07 (b)(c)                                                 1,280,250
   1,855,000  AAA       Delaware River, Port Authority of Pennsylvania & New Jersey,
                           FSA-Insured, FLAIRS, 9.775% due 1/1/10 (d)                            2,216,947
   1,000,000  Aaa*      Harrisburg, PA Parking Authority, Parking Revenue,
                           FSA-Insured, 5.500% due 5/15/20 (c)                                   1,069,610
   2,505,000  AAA       Hillsborough County, Florida Aviation Authority Revenue,
                           Tampa International Airport, Series C, 5.000% due 10/1/17             2,589,068
     250,000  AAA       Lee County, FL Southwest Florida Regional Airport Revenue,
                           MBIA-Insured, 8.625% due 10/1/09+                                       288,500
     145,000  AAA       Metropolitan Nashville, TN Airport Authority Tennessee
                           Airport Revenue, MBIA-Insured, 7.500% due 7/1/05+                       148,629
   4,595,000  BB        Pocahontas Parkway Association, VA Toll Road Revenue,
                           Capital Appreciation, Series B, zero coupon due 8/15/19 (c)           1,429,459
     235,000  AAA       San Francisco, CA Airport Improvement Corp. Lease Revenue,
                           United Airlines Inc., 8.000% due 7/1/13+                                282,120

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Transportation -- 11.9% (continued)
$    595,000  NR        Sanford, FL Airport Authority IDR, (Central Florida
                           Terminals Inc. Project A), 7.500% due 5/1/06 (b)                   $    457,531
                        Tulsa, OK Municipal Airport Revenue Refunding, American
                           Airlines, Series B:
     500,000  B-              6.000% due 6/1/35, mandatory tender 12/1/08 (b)                      464,500
     500,000  B-              5.650% due 12/1/35, mandatory tender 12/1/08 (b)                     458,450
----------------------------------------------------------------------------------------------------------
                                                                                                22,127,777
----------------------------------------------------------------------------------------------------------
Utilities -- 4.0%
   1,000,000  BBB       Burlington, KS Environmental Improvement Revenue,
                           (Kansas City Power & Light Project), 4.750% due 9/1/15                1,033,550
   2,000,000  AAA       Energy Northwest Washington Electric Revenue,
                           (Project No. 3), Series A, FSA-Insured,
                           5.500% due 7/1/18 (c)                                                 2,127,400
     500,000  A         Georgia Municipal Electric Authority, Power System Revenue,
                           Series X, 6.500% due 1/1/12 (c)                                         566,000
   1,000,000  AAA       Griffin, GA Combined Public Utility Revenue, AMBAC-Insured,
                           5.000% due 1/1/21 (c)                                                 1,024,610
   1,000,000  BBB       North Carolina Eastern Municipal Power Agency, Power
                           System Revenue, Series D, 6.450% due 1/1/14 (c)+                      1,100,670
   1,390,000  AAA       North Carolina Municipal Power Agency No. 1, Catawba
                           Electricity Revenue, 10.500% due 1/1/10 (c)                           1,699,817
----------------------------------------------------------------------------------------------------------
                                                                                                 7,552,047
----------------------------------------------------------------------------------------------------------
Water & Sewer -- 11.4%
   1,045,000  AAA       Boston, MA Water & Sewer Community Revenue, (Escrowed to
                           maturity with state and local government securities),
                           10.875% due 1/1/09                                                    1,252,662
   1,445,000  AA-       Charleston, SC Waterworks & Sewer Revenue,
                           5.250% due 1/1/16                                                     1,536,815
   2,000,000  AA+       Chicago, IL Metropolitan Water Reclamation District, Capital
                           Improvement, Series A, (Escrowed with state and local
                           government securities to 12/1/12 Call @ 101),
                           5.500% due 12/1/14+                                                   2,247,900
   1,370,000  AAA       Cleveland, OH Waterworks Revenue, Series K, FGIC-Insured,
                           5.250% due 1/1/21                                                     1,429,376
   1,000,000  AAA       El Paso, TX Water and Sewer Revenue Refunding and
                           Improvement, Series A, FSA-Insured, 6.000% due 3/1/15                 1,140,570
   2,000,000  AA        Fort Worth, TX Water and Sewer Revenue,
                           5.625% due 2/15/17 (c)+                                               2,182,520
   1,000,000  AAA       Gainesville, GA Water & Sewer Revenue, FSA-Insured,
                           5.375% due 11/15/20 (c)                                               1,056,160
     600,000  AAA       Jackson, TN Water and Sewer Revenue, 7.200% due 7/1/12                     685,632
                        Ohio State Water Development Authority Revenue:
   2,660,000  AAA          9.375% due 12/1/10 (c)(g)+                                            3,121,244
     465,000  AAA          Safe Water, Series III, 9.000% due 12/1/10                              528,677
   2,000,000  AAA       Philadelphia, PA Water & Wastewater Revenue, Series B,
                           FGIC-Insured, 5.250% due 11/1/14                                      2,172,380
   1,765,000  AAA       Pueblo, CO Bridge Waterworks, Water Revenue Improvement,
                           Series A, FSA-Insured, 6.000% due 11/1/14 (c)                         1,998,157

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2004
--------------------------------------------------------------------------------

FACE
AMOUNT        RATING(a)                           SECURITY                                       VALUE
==========================================================================================================
Water & Sewer -- 11.4% (continued)
$    190,000  AAA       Ringwood Borough, NJ Sewer Authority Special Obligation,
                           9.875% due 7/1/13                                                  $    239,305
                        Spanish Fork City, UT Water Revenue, FSA-Insured:
     350,000  Aa*          Call 6/1/12 @ 100, 5.500% due 6/1/16 (e)                                392,560
   1,135,000  Aa*          Unrefunded, 5.500% due 6/1/16                                         1,234,903
----------------------------------------------------------------------------------------------------------
                                                                                                21,218,861
----------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100.0%
                           (Cost -- $182,198,610**)                                           $186,603,459
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)   All or a portion of this security is segregated for open futures contracts.
(d) Inverse floating rate security -- coupon varies inversely with level of short-term tax-exempt interest rates.
(e) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)   Security is currently in default.
(g) All or a portion of this security is held as collateral for open futures contracts.
+ Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 15 and 16 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                                      2004 Semi-Annual Report

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.
AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B      -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC and CC    predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa         -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A          -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B          -- Bonds rated "B" generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa        -- Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  15

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

Ca         -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C          -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings ("Fitch") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

AA         -- Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong.
A          -- Bonds and preferred stock considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.
BBB        -- Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR         -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1       -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1        -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1     -- Moody's highest rating for issues having a demand feature -- VRDO.

--------------------------------------------------------------------------------
Abbreviations* (unaudited)
--------------------------------------------------------------------------------

ACA     -- American Capital Assurance
AMBAC   -- Ambac
CGIC    -- Capital Guaranty Insurance Company
CONNIE  -- College Construction Loan
  LEE      Insurance Association
COP     -- Certificate of Participation
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FLAIRS  -- Floating Adjustable Interest Rate Securities
FNMA    -- Federal National Mortgage Association
FSA     -- Financial Security Assurance
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Agency
IDR     -- Industrial Development Revenue
INDLC   -- Industrial Indemnity Company
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
PCFA    -- Pollution Control Financing Authority
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RIBS    -- Residual Interest Bonds
VRDD    -- Variable Rate Daily Demand


----------
* Abbreviations may or may not appear in the Schedule of Investments.


--------------------------------------------------------------------------------
16                                                      2004 Semi-Annual Report

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2004
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $182,198,610)                           $ 186,603,459
    Cash                                                                           7,339
    Interest receivable                                                        3,341,765
    Receivable for securities sold                                               848,373
    Prepaid expenses                                                              21,848
-----------------------------------------------------------------------------------------
    Total Assets                                                             190,822,784
-----------------------------------------------------------------------------------------
LIABILITIES:
    Payable to broker -- variation margin                                        468,750
    Management fee payable                                                        93,605
    Distributions payable to Municipal Auction Rate
      Cumulative Preferred Stockholders                                            3,473
    Accrued expenses                                                              50,037
-----------------------------------------------------------------------------------------
    Total Liabilities                                                            615,865
-----------------------------------------------------------------------------------------
Series M Municipal Auction Rate Cumulative Preferred Stock
    (2,000 shares authorized and issued at $25,000 per share) (Note 6)        50,000,000
-----------------------------------------------------------------------------------------
Total Net Assets                                                           $ 140,206,919
=========================================================================================
NET ASSETS:
    Par value of capital shares                                            $      14,033
    Capital paid in excess of par value                                      141,521,690
    Undistributed net investment income                                        1,322,082
    Accumulated net realized loss from investment transactions and
      futures contracts                                                       (5,930,735)
    Net unrealized appreciation of investments and futures contracts           3,279,849
-----------------------------------------------------------------------------------------
Total Net Assets
    (Equivalent to $9.99 per share on 14,032,784 capital shares of
    $0.001 par value outstanding; 100,000,000 capital shares authorized)   $ 140,206,919
=========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  17

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
    Interest                                                        $ 5,318,328
--------------------------------------------------------------------------------
EXPENSES:
    Management fee (Note 3)                                             575,848
    Auction participation fees (Note 6)                                  62,401
    Audit and legal                                                      22,986
    Transfer agency services                                             21,294
    Custody                                                              15,470
    Shareholder communications                                           15,106
    Stock exchange listing fees                                           8,726
    Rating agency fees                                                    8,500
    Insurance fees                                                        3,946
    Directors' fees                                                       2,730
    Auction agency fees                                                   1,900
    Other                                                                 6,424
--------------------------------------------------------------------------------
    Total Expenses                                                      745,331
--------------------------------------------------------------------------------
Net Investment Income                                                 4,572,997
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
    Realized Gain (Loss) From:
      Investment transactions                                          (148,169)
      Futures contracts                                                 503,144
--------------------------------------------------------------------------------
    Net Realized Gain                                                   354,975
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments
    and Futures Contracts:
      Beginning of period                                             7,433,181
      End of period                                                   3,279,849
--------------------------------------------------------------------------------
    Decrease in Net Unrealized Appreciation                          (4,153,332)
--------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                        (3,798,357)
--------------------------------------------------------------------------------
Distributions Paid to Municipal Auction Rate Cumulative Preferred
    Stockholders From Net Investment Income                            (244,622)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $   530,018
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                                      2004 Semi-Annual Report

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                         2004             2003
===================================================================================================
OPERATIONS:
   Net investment income                                            $   4,572,997    $   9,401,893
   Net realized gain (loss)                                               354,975         (462,620)
   Decrease in net unrealized appreciation                             (4,153,332)         (70,343)
   Dividends paid to Municipal Auction Rate Cumulative
     Preferred Stockholders from net investment income                   (244,622)        (501,981)
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                 530,018        8,366,949
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM (NOTE 2):
   Net investment income                                               (4,291,186)      (8,570,907)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions
     Paid to Common Stock Shareholders                                 (4,291,186)      (8,570,907)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   Net asset value of shares issued for reinvestment of dividends         287,921               --
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                    287,921               --
---------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                 (3,473,247)        (203,958)

NET ASSETS:
   Beginning of period                                                143,680,166      143,884,124
---------------------------------------------------------------------------------------------------
   End of period*                                                   $ 140,206,919    $ 143,680,166
===================================================================================================
* Includes undistributed net investment income of:                  $   1,322,082    $   1,284,893
===================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Intermediate Muni Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"):(a) security transactions are accounted for on trade date;(b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common Stock based on net investment income. The holders of the Municipal Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held weekly and out of funds legally available to shareholders; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the net asset value of the Fund's Common Stock is determined by dividing the value of the net assets available to Common Stock by the total number of shares of common stock outstanding. For the purpose of determining the net asset value per share of the common stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less (1) the Fund's liabilities,(2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Municipal Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Municipal Auction Rate Cumulative Preferred Stock issue; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
20                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, the Fund pays SBFM a management fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. For purposes of calculating the management fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $27,218,530
--------------------------------------------------------------------------------
Sales                                                                 26,018,241
================================================================================

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 6,695,209
Gross unrealized depreciation                                        (2,290,360)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 4,404,849
================================================================================

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund had the following open futures contracts:

                                Number of                        Basis           Market        Unrealized
                                Contracts     Expiration         Value            Value           Loss
==========================================================================================================
Contracts to Sell:
U.S. 10 Year Treasury Note         500           9/04         $52,062,500      $53,187,500    $(1,125,000)
==========================================================================================================

6. Municipal Auction Rate Cumulative Preferred Stock

On January 28, 2002, the Fund issued 2,000 shares of Series M Municipal Auction Rate Cumulative Preferred Stock ("ARCPS"). The underwriting discount of $500,000 and offering expenses of $278,731 associated with the ARCPS offering were recorded as a reduction of the capital paid in excess of par value of common stock for the year ended December 31, 2002. The ARCPS' dividends are cumulative at a rate determined at an auction and the dividend period is typically 7 days. The dividend rates ranged from 0.80% to 1.16% during the six months ended June 30, 2004. At June 30, 2004, the dividend rate was 1.16%.

The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to the liquidation preference, which is the sum of $25,000 per share plus accumulated and unpaid dividends.

The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset coverage requirements would restrict the Fund's ability to pay dividends to common shareholders.


--------------------------------------------------------------------------------
22                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Citigroup Global Markets Inc. ("CGM") another indirect wholly-owned subsidiary of Citigroup, also currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. For the six months ended June 30, 2004, CGM earned $62,401 as a participating broker/dealer.

7. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  23

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                         2004(1)          2003           2002           2001           2000           1999
===============================================================================================================================
Net Asset Value,
   Beginning of Period                $    10.26       $    10.27     $    10.21     $    10.20     $     9.89     $    10.61
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(2)                 0.34             0.68           0.68           0.56           0.55           0.53
   Net realized and unrealized
     gain (loss)(2)                        (0.28)           (0.03)          0.07             --           0.28          (0.71)
   Dividends paid to Municipal
     Auction Rate Cumulative
     Preferred Stockholders
     from net investment
     income                                (0.02)           (0.05)         (0.05)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
   Operations                               0.04             0.60           0.70           0.56           0.83          (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Gains From Repurchase of
   Treasury Stock                             --               --             --           0.00*          0.02             --
-------------------------------------------------------------------------------------------------------------------------------
Underwriting Commissions and
   Expenses from the Issuance
   of Municipal Auction Rate
   Cumulative Preferred Stock                 --               --          (0.06)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Distributions Paid To Common
   Stock Shareholders From:
     Net investment income                 (0.31)           (0.61)         (0.58)         (0.55)         (0.54)         (0.53)
     Net realized gains                       --               --             --             --             --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Paid to
   Common Stock Shareholders               (0.31)           (0.61)         (0.58)         (0.55)         (0.54)         (0.54)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                      $     9.99       $    10.26     $    10.27     $    10.21     $    10.20     $     9.89
-------------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Market Price(3)                         (6.57)%++        13.33%          4.03%         17.17%         11.90%        (17.10)%
-------------------------------------------------------------------------------------------------------------------------------
Total Return, Based on
   Net Asset Value(3)                       0.44%++          6.22%          6.73%          6.01%          9.68%         (1.39)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
   Period (millions)                  $      140       $      144     $      144     $      143     $      143     $       83
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets
Based on Common Shares
Outstanding(4):
  Expenses                                  1.05%+           1.07%          1.08%          0.80%          0.78%          0.77%
  Net investment income(2)                  6.45+            6.55           6.59           5.35           5.47           5.17
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       14%              21%            49%            36%            45%           .54%
-------------------------------------------------------------------------------------------------------------------------------
Market Price, End of Period           $     9.23       $    10.19     $     9.56     $     9.75     $     8.81     $    8.375
===============================================================================================================================


--------------------------------------------------------------------------------
24                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                         2004(1)          2003           2002           2001           2000           1999
===============================================================================================================================
Municipal Auction Rate
Cumulative Preferred Stock(5):
  Total Amount Outstanding (000s)     $   50,000       $   50,000     $   50,000             --             --             --
  Asset Coverage Per Share                95,103           96,840         96,942             --             --             --
  Involuntary Liquidating
  Preference Per Share(6)                 25,000           25,000         25,000             --             --             --
  Average Market Value Per Share(6)       25,000           25,000         25,000             --             --             --
===============================================================================================================================

(1)   For the six months ended June 30, 2004 (unaudited).
(2) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 5.31%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
(3) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
(4) Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5) On January 28, 2002, the Fund issued 2,000 shares of Series M Municipal Auction Rate Cumulative Preferred Stock at $25,000 a share.
(6)   Excludes accumulated and unpaid dividends.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  25

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                          AMEX         Net Asset     Dividends      Reinvestment
Period               Closing Price*     Value*         Paid             Price
================================================================================
Fiscal Year 2002
January                 $ 9.70         $10.21         $0.046           $ 9.67
February                  9.69          10.29          0.046             9.67
March                     9.50          10.02          0.046             9.52
April                     9.59          10.16          0.048             9.58
May                       9.70          10.18          0.048             9.75
June                      9.87          10.27          0.048             9.95
July                      9.90          10.37          0.048             9.92
August                   10.05          10.44          0.048            10.07
September                10.09          10.57          0.048            10.11
October                   9.75          10.24          0.051             9.50
November                  9.42          10.16          0.051             9.57
December                  9.56          10.27          0.051             9.48

Fiscal Year 2003
January                   9.45          10.18          0.051             9.47
February                  9.47          10.25          0.051             9.60
March                     9.48          10.19          0.051             9.53
April                     9.75          10.24          0.051             9.70
May                      10.09          10.40          0.051            10.01
June                      9.98          10.31          0.051            10.03
July                      9.61          10.12          0.051            10.12
August                   10.02          10.09          0.051            10.01
September                10.15          10.24          0.051            10.19
October                  10.22          10.21          0.051            10.25
November                 10.39          10.28          0.051            10.32
December                 10.19          10.26          0.051            10.31

Fiscal Year 2004
January                  10.41          10.27          0.051            10.29
February                 10.49          10.36          0.051            10.41
March                    10.49          10.19          0.051            10.25
April                     9.20          10.08          0.051             9.24
May                       9.57          10.02          0.051             9.60
June                      9.23           9.99          0.051             9.39
================================================================================

* On the last business day of the month.


--------------------------------------------------------------------------------
26                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

Results of the Annual Meeting of Shareholders

The Annual Meeting of Shareholders of the Intermediate Muni Fund, Inc. was held on April 29, 2004, for the purpose of considering and voting upon the election of three Class II Directors, each for a three-year term. At the Meeting the holders of the Preferred Stock voting separately, voted on a Preferred Class Director. The following table provides information concerning the matters voted on at the Meeting.

Election of Directors*

Nominees                                   Votes For            Votes Withheld
--------                                   ---------            --------------
Paul Hardin                                12,513,674               154,494
(Preferred Stockholders only)                   1,794                     2

Roderick C. Rasmussen                      12,517,920               150,248

John P. Toolan                             12,511,951               156,217

----------
* The following Directors representing the balance of the Board of Directors continue to serve as Directors: Lee Abraham, Alan J. Bloostein, Jane F. Dasher, Donald R. Foley, R. Jay Gerken and Richard E. Hanson Jr.


--------------------------------------------------------------------------------
Intermediate Muni Fund, Inc.                                                  27

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of common stock are registered in his own name will have all distributions from the fund reinvested automatically by PFPC Inc. ("PFPC"), as purchasing agent under the plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

The number of shares of common stock distributed to participants in the plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value per share of the common stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of common stock by the fund at a price equal to the greater of net asset value determined as described below under "Net Asset Value" or 95% of the market price of the common stock.

If the market price of the common stock is less than the net asset value of the common stock at the time of valuation (which is the close of business on the determination date), PFPC will buy common stock in the open market, on the AMEX or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the net asset value of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the net asset value of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event


--------------------------------------------------------------------------------
28                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each plan participant will be held by PFPC in uncertificated form in the name of the plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the fund. No brokerage charges apply with respect to shares of common stock issued directly by the fund under the Plan. Each plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The plan also may be amended or terminated by PFPC, with the fund's prior written consent, on at least 30 days' written notice to plan participants. All correspondence concerning the plan should be directed by mail to PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at (800) 331-1710.

                         ------------------------------

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
       INTERNEDIATE             [GRAPHIC OMITTED]
     MUNI FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Alan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Robert J. Brault
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President

Andrew Beagley
Chief Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

CUSTODIAN

State Street Bank and Trust Company

SHAREHOLDER
SERVICING AGENT

PFPC Inc.
P.O. Box 8030
Boston, Massachusetts 02266-8030

This report is intended only for the shareholders of Intermediate Muni Fund, Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in the report.

INTERMEDIATE
MUNI FUND, INC.

125 Broad Street
10th Floor, MF-2
New York, New York 10004

FD0633  8/04
04-7079

                                                          SBI
                                                          Listed on the American
                                                          Stock Exchange

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Intermediate Muni Fund, Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Intermediate Muni Fund, Inc.


Date: September 7, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Intermediate Muni Fund, Inc.

Date: September 7, 2004

By:   /s/ Robert J. Brault
      Robert J. Brault
      Chief Financial Officer of
      Intermediate Muni Fund, Inc.


Date: September 7, 2004